COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Aggregate Future Minimum Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2014	$ 2,908
2015	2,156
2016	1,836
2017	1,736
Thereafter	905
Total	$ 9,541